Dec. 30, 2020
Euclid Capital Growth ETF
Euclid Capital Growth ETF
Investment Objective
The Euclid Capital Growth ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.82%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$84	$262

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing systemic trend-following techniques, market analysis and risk management to direct its exposure to various U.S. and non-U.S. equity sectors, styles, and asset classes in a low-risk environment (e.g., a bull market) and to fixed income securities, cash, or cash equivalents for non-equity exposure in a higher-risk environment (e.g., a bear market). In pursuing the Fund’s investment objective, Euclid Investment Advisory, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”), will generally invest the Fund’s assets in shares of ETFs that seek to track various indices (“Underlying ETFs”). On an ongoing basis, the Sub-Adviser assesses the level and direction of systemic or market risk by reviewing selected market breadth indicators and the relative performance strength of economic sectors and asset classes versus the S&P 500 Index. A “low-risk environment,” or a “bull” market, is one in which the Sub-Adviser perceives systemic market risk to be low or decreasing. A “higher-risk environment,” or a “bear” market, is one in which the Sub-Adviser perceives systemic market risk to be elevated or increasing. The Sub-Adviser seeks to identify and invest in Underlying ETFs outperforming the S&P 500 Index in any market environment.
The Sub-Adviser determines the Fund’s “ETF Universe,” from which the Fund’s Underlying ETFs are selected, by identifying ETFs that represent exposure to the following asset classes: U.S. large-, mid-, and small-capitalization companies; growth- and value-oriented companies; sector-specific companies; real estate companies, including real estate investment trusts (“REITs”); dividend-paying securities; foreign developed and emerging markets companies; master limited partnerships (“MLPs”); and fixed income securities, primarily U.S. Treasury notes and bonds. MLPs are publicly traded limited partnerships with investments often focused in the natural resources or real estate sectors. The Fund may be indirectly exposed to MLPs through investments in Underlying ETFs comprised of multiple MLPs but will not invest in MLPs directly. ETFs to be included in the ETF Universe must be listed on a major U.S. Exchange and meet certain liquidity, trading volume, and expense ratio criteria as determined by the Sub-Adviser.
With respect to the Fund’s equity exposure, the Sub-Adviser conducts strategic and tactical analysis of each sector, style, and asset class of candidate ETFs in the ETF Universe to identify which sectors, styles, and asset classes demonstrate the best performance relative to the S&P 500 Index and, for sectors, to determine the extent each such sector should be weighted by the Fund relative to the weight of each such sector in the S&P 500 Index (i.e., to overweight, remain neutral, or underweight relative to the S&P 500 Index). The Sub-Adviser rates and ranks each candidate ETF and selects the best candidate ETF(s) to utilize as Underlying ETFs in the Fund to achieve the Fund’s investment objective.
In addition, the Sub-Adviser reviews selected market indicators and conducts inter-market analysis of diverse asset classes, including equity and credit markets, currencies, gold, real estate, commodities, and interest rates. The results of such reviews and analysis are used by the Sub-Adviser to assess the level of risk in the market and to adjust the portfolio’s market exposure accordingly. For example, if the Sub-Adviser determines that the level of market risk is increasing, it may increase the Fund’s weight to traditionally defensive sectors, including fixed income, increase the Fund’s cash position, or reduce exposure to certain sectors. The Sub-Adviser’s evaluation of systemic market risk and relative strength of sectors and securities involves the use of a proprietary model that combines institutional portfolio management with computer-generated measurements and market indicators.
The Sub-Adviser will generally adjust the Fund’s portfolio by selling shares of underperforming Underlying ETFs when the Sub-Adviser’s ongoing analyses indicate weakness in one or more sectors, styles, or asset classes and buying ETF(s) selected from the ETF Universe that the Sub-Adviser determines would be more advantageous for the Fund’s investment objective. The Sub-Adviser expects that the Fund will typically hold approximately 6‑12 Underlying ETFs.
The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Investment Risks
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Because the Adviser invests the Fund’s assets primarily in Underlying ETFs, the Fund is also subject to the risks associated with the Underlying ETFs in which it invests, as described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.
•Asset Allocation Risk. The Fund may favor an asset class or investment style that performs poorly relative to other asset classes and investment styles for short or long periods of time. Additionally, because the Fund may weight certain asset classes or investment styles at zero, the Fund may miss positive changes in an asset class’ or investment style’s performance and fail to capture upside performance for an asset class or investment style.
•Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.
•Equity Market Risk. The equity securities held by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.
•ETF Risks.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.
•Foreign Securities Risks. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser has not previously managed a registered investment company or ETF, which could create additional risks for the Fund.
•Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•MLP Risk. The Fund’s exposure to MLPs held by Underlying ETFs in which the Fund invests may subject the Fund to greater volatility than investments in traditional securities. The value of MLPs and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. To the extent the Underlying ETFs’ investments in MLPs expose the Fund’s portfolio to the energy sector, such as the oil and gas industries, the Fund may experience additional risks related to these industries.
•Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.
•New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
•Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•REIT Risk. A REIT is a company that owns or finances income-producing real estate. The Fund may invest in Underlying ETFs that invest in REITs. Through the Underlying ETFs’ investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. In addition, REITs have their own expenses, and an Underlying ETF that invests in REITs will bear a proportionate share of those expenses, in addition to the expenses of the Underlying ETF.
•Sector Risk. At times, the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.
•Style Risk. At times, the Fund may increase the relative emphasis of its investments in a particular style, such as value-oriented or growth-oriented stocks. Certain styles of investing may over time go in and out of favor. To the extent the Fund favors a particular style that is out of favor, the Fund may underperform other funds that use different investing styles.
•Tracking Error Risk. The Fund invests in Underlying ETFs that seek to track various indices. Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index due to differences in securing holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
•Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.
Performance
Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.euclidetfs.com.